Share capital (Tables)	6 Months Ended
Jun. 30, 2019
Text Block1 [Abstract]
Summary of Issued and Fully Paid Ordinary Shares

ISSUED AND FULLY PAID ORDINARY SHARES OF €0.07 EACH[1]

	Number of shares		Nominal value ($ million)
	A	B	A	B	Total
At January 1, 2019	4,471,889,296	3,745,486,731	376	309	685
Repurchases of shares	(139,414,447)	—	(12)	—	(12)
At June 30, 2019	4,332,474,849	3,745,486,731	365	309	674
At January 1, 2018	4,597,136,050	3,745,486,731	387	309	696
Repurchases of shares	—	—	—	—	—
At June 30, 2018	4,597,136,050	3,745,486,731	387	309	696
1.	Share capital at June 30, 2019 also included 50,000 issued and fully paid sterling deferred shares of £1 each.